Operating Segment and Revenue Information - Contract Balances (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Receivables from contracts with customers
Trade receivables (Note 17)	¥ 707,487	¥ 670,708
Contract assets
Unbilled receivables	5,680	5,315
Contract liabilities
Deferred income (Note 24)	31,995	3,890
Advance payments	¥ 2,768	¥ 1,898